Nature of business - Schedule of ownership percentage in subsidiaries (Details)	6 Months Ended	12 Months Ended
	Jun. 30, 2026	Dec. 31, 2025
FSD Biosciences Inc in USA Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%
Prismic Pharmaceuticals Inc.(“Prismic) in USA Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%
FV Pharma Inc.in Canada Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%
Lucid Psycheceuticals Inc. in Canada Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%
FSD Strategic Investments Inc in canada Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%
FSD Pharma Australia Pty Ltd in Australia Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%
Unbuzzd Wellness Inc in Canada [Member]
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	19.48%	19.84%
Huge Biopharma Australia Pty Ltd in Australia Member
Nature of business - Schedule of ownership percentage in subsidiaries (Details) [Line Items]
Subsidiaries percentage	100.00%	100.00%